Goodwill and Other Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	¥ 0	¥ 562	¥ 1,506
Aggregate amortization expenses for intangible assets	34,212	32,235	28,748
Estimated amortization expenses in fiscal 2024	39,737
Estimated amortization expenses in fiscal 2025	35,454
Estimated amortization expenses in fiscal 2026	31,148
Estimated amortization expenses in fiscal 2027	28,437
Estimated amortization expenses in fiscal 2028	24,291
Intangible assets subject to amortization acquired	78,181
Corporate Financial Services and Maintenance Leasing
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill			12
Impairment of intangible assets excluding goodwill	1	650	2
Real Estate Segment
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	0	191	0
Impairment of intangible assets excluding goodwill			217
PE Investment and Concession Segment
Intangible Assets by Major Class [Line Items]
Impairment of intangible assets excluding goodwill			4
ORIX USA
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	0	0	1,494
Impairment of intangible assets excluding goodwill	110		414
Environment and Energy
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	0	0	0
Impairment of intangible assets excluding goodwill			2
Aircraft and Ships
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	0	0	0
Impairment of intangible assets excluding goodwill	405	259	505
Insurance [Member]
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	0	371	0
Impairment of intangible assets excluding goodwill			2
ORIX Europe [Member]
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	0	0	¥ 0
Impairment of intangible assets excluding goodwill		¥ 21,090
Software
Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization acquired	¥ 25,279
Weighted average amortization period	6 years
Customer relationships and others
Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization acquired	¥ 14,703
Weighted average amortization period	14 years
License [Member]
Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization acquired	¥ 15,500
Weighted average amortization period	15 years